Significant accounting policies and changes (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Property and equipment is recorded at cost
Computer hardware (including survey equipment)	30% declining balance
Aircraft	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance